Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Capital lease obligations, aggregate amount					$ 16,622	$ 16,278
Accumulated depreciation	$ (442,500)		$ (442,500)		(386,729)	(307,189)
Depreciation and amortization expense	1,053	$ 1,382	2,269	$ 2,836	5,502	6,037
Aggregate cost basis	$ 4,336		4,336		6,975
Accumulated depreciation			$ 2,930		4,293
Property and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation					$ 13,938	$ 11,673